Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($) (1,2)	Summary Compensation Table Total for PEO ($) (1,3)	Compensation Actually Paid to PEO ($) (1,2)	Compensation Actually Paid to PEO ($) (1,3)	Average Summary Compensation Table Total for Non-PEO NEO ($) (1)	Average Compensation Actually Paid to Non-PEO NEO ($) (1)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income Attributable to Common Stockholders (In thousands) ($) (6)	Normalized FFO per diluted share ($) (7)
2024	20,200,824	—	106,628,885	—	5,767,430	30,904,176	180.71	114.71	951,680	4.32
2023	17,250,363	—	40,809,501	—	5,038,923	10,743,501	126.31	113.36	340,094	3.64
2022	14,317,407	—	5,970,149	—	4,121,683	2,497,577	89.10	99.68	141,214	3.35
2021	12,787,358	—	22,858,790	—	3,096,543	4,768,476	113.03	131.78	336,138	3.21
2020	9,557,434	14,589,584	5,290,290	(7,391,356)	2,590,052	1,401,426	82.51	92.00	978,844	3.56

Company Selected Measure Name	normalized FFO
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined in accordance with SEC rules, which includes the individuals listed in the table below for each fiscal year.

Year	PEO	Non-PEO NEOS
2024	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Nikhil Chaudhri
2021-2023	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
2020	Thomas J. DeRosa and Shankh Mitra	Timothy G. McHugh, Matthew G. McQueen, and Ayesha Menon
	PEO 1: Shankh Mitra has been our Chief Executive Officer since October 5, 2020.PEO 2: Thomas J. DeRosa was our Chief Executive Officer from April 14, 2014 to October 5, 2020.
Peer Group Issuers, Footnote	Peer group TSR is based on the FTSE NAREIT Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
PEO Total Compensation Amount	$ 20,200,824	$ 17,250,363	$ 14,317,407	$ 12,787,358	$ 9,557,434
PEO Actually Paid Compensation Amount	$ 106,628,885	40,809,501	5,970,149	22,858,790	5,290,290
Adjustment To PEO Compensation, Footnote

Shankh Mitra, CEO	2024	2023	2022	2021	2020
SCT Total	$20,200,824	$17,250,363	$14,317,407	$12,787,358	$9,557,434
Less: Fair Value of Awards Reported in the SCT	(13,532,489)	(11,653,191)	(10,454,249)	(7,500,075)	(6,528,373)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	30,189,488	19,380,298	7,822,060	14,018,154	4,703,812
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	59,995,952	11,237,147	(5,103,585)	2,964,149	(1,337,571)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	9,775,110	4,594,884	(611,484)	589,204	(1,105,012)
Total Compensation Actually Paid	$106,628,885	$40,809,501	$5,970,149	$22,858,790	$5,290,290

Thomas J. DeRosa, Former CEO	2024	2023	2022	2021	2020
SCT Total					$14,589,584
Less: Fair Value of Awards Reported in the SCT					(10,501,359)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End					—
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End					—
Plus: Value of Awards Granted and Vested in the Year					2,533,763
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year					(14,013,344)
Total Compensation Actually Paid					$(7,391,356)

Average of Other NEOs	2024	2023	2022	2021	2020
SCT Total	$5,767,430	$5,038,923	$4,121,683	$3,096,543	$2,590,052
Less: Fair Value of Awards Reported in the SCT	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)	(1,365,328)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	8,149,325	5,046,550	2,018,683	2,563,124	846,041
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	17,904,140	2,819,526	(930,824)	427,784	(498,132)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	2,322,577	886,441	(77,960)	156,992	(171,207)
Total Average Compensation Actually Paid	$30,904,176	$10,743,501	$2,497,577	$4,768,476	$1,401,426

Non-PEO NEO Average Total Compensation Amount	$ 5,767,430	5,038,923	4,121,683	3,096,543	2,590,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,904,176	10,743,501	2,497,577	4,768,476	1,401,426
Adjustment to Non-PEO NEO Compensation Footnote

Shankh Mitra, CEO	2024	2023	2022	2021	2020
SCT Total	$20,200,824	$17,250,363	$14,317,407	$12,787,358	$9,557,434
Less: Fair Value of Awards Reported in the SCT	(13,532,489)	(11,653,191)	(10,454,249)	(7,500,075)	(6,528,373)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	30,189,488	19,380,298	7,822,060	14,018,154	4,703,812
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	59,995,952	11,237,147	(5,103,585)	2,964,149	(1,337,571)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	9,775,110	4,594,884	(611,484)	589,204	(1,105,012)
Total Compensation Actually Paid	$106,628,885	$40,809,501	$5,970,149	$22,858,790	$5,290,290

Thomas J. DeRosa, Former CEO	2024	2023	2022	2021	2020
SCT Total					$14,589,584
Less: Fair Value of Awards Reported in the SCT					(10,501,359)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End					—
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End					—
Plus: Value of Awards Granted and Vested in the Year					2,533,763
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year					(14,013,344)
Total Compensation Actually Paid					$(7,391,356)

Average of Other NEOs	2024	2023	2022	2021	2020
SCT Total	$5,767,430	$5,038,923	$4,121,683	$3,096,543	$2,590,052
Less: Fair Value of Awards Reported in the SCT	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)	(1,365,328)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	8,149,325	5,046,550	2,018,683	2,563,124	846,041
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	17,904,140	2,819,526	(930,824)	427,784	(498,132)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	2,322,577	886,441	(77,960)	156,992	(171,207)
Total Average Compensation Actually Paid	$30,904,176	$10,743,501	$2,497,577	$4,768,476	$1,401,426

Compensation Actually Paid vs. Total Shareholder Return
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, generally more than 70 percent of the NEOs’ compensation is comprised of equity awards. The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance (in thousands, except TSR data):

Compensation Actually Paid vs. Net Income	The chart below shows Mr. Mitra’s and the average of our other NEOs’ average pay compared to our net income attributable to common stockholders (in thousands):
Compensation Actually Paid vs. Company Selected Measure	The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our normalized FFO per diluted share performance (in thousands, except per share data):
Total Shareholder Return Vs Peer Group
The NEOs’ pay, particularly the PEO’s, closely tracks with our TSR since, in any year, generally more than 70 percent of the NEOs’ compensation is comprised of equity awards. The chart below shows Mr. Mitra’s and the average of our other NEOs’ pay compared to our annual TSR performance and the Peer Group’s TSR performance (in thousands, except TSR data):

Tabular List, Table
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs to company performance.

Important Financial Performance Measures
Relative Total Shareholder Return
Normalized FFO per Diluted Share
Adjusted Fixed Charge Coverage
General and Administrative Expense Controls
(Net Debt + Preferred) / Annualized Adjusted EBITDA

Total Shareholder Return Amount	$ 180.71	126.31	89.10	113.03	82.51
Peer Group Total Shareholder Return Amount	114.71	113.36	99.68	131.78	92.00
Net Income (Loss)	$ 951,680,000	$ 340,094,000	$ 141,214,000	$ 336,138,000	$ 978,844,000
Company Selected Measure Amount	4.32	3.64	3.35	3.21	3.56
Additional 402(v) Disclosure	TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between Welltower’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) Welltower’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019. The dollar amounts reported represent the amount of net income (or loss) attributable to common stockholders reflected in Welltower’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized FFO per Diluted Share
Non-GAAP Measure Description	See Appendix A for a discussion and reconciliation of non-GAAP measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Fixed Charge Coverage
Measure:: 4
Pay vs Performance Disclosure
Name	General and Administrative Expense Controls
Measure:: 5
Pay vs Performance Disclosure
Name	(Net Debt + Preferred) / Annualized Adjusted EBITDA
Thomas J. DeRosa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 14,589,584
PEO Actually Paid Compensation Amount					$ (7,391,356)
PEO Name					Thomas J. DeRosa
Shankh Mitra [Member]
Pay vs Performance Disclosure
PEO Name	Shankh Mitra	Shankh Mitra	Shankh Mitra	Shankh Mitra	Shankh Mitra
PEO | Thomas J. DeRosa [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (10,501,359)
PEO | Thomas J. DeRosa [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas J. DeRosa [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas J. DeRosa [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,533,763
PEO | Thomas J. DeRosa [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,013,344)
PEO | Shankh Mitra [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,532,489)	$ (11,653,191)	$ (10,454,249)	$ (7,500,075)	(6,528,373)
PEO | Shankh Mitra [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,189,488	19,380,298	7,822,060	14,018,154	4,703,812
PEO | Shankh Mitra [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,995,952	11,237,147	(5,103,585)	2,964,149	(1,337,571)
PEO | Shankh Mitra [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,775,110	4,594,884	(611,484)	589,204	(1,105,012)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,239,296)	(3,047,939)	(2,634,005)	(1,475,967)	(1,365,328)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,149,325	5,046,550	2,018,683	2,563,124	846,041
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,904,140	2,819,526	(930,824)	427,784	(498,132)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,322,577	$ 886,441	$ (77,960)	$ 156,992	$ (171,207)